Salaries and Benefits	12 Months Ended
Dec. 31, 2023
Analysis of income and expense [abstract]
Disclosure of attribution of expenses by nature to their function [text block]	SALARIES AND BENEFITS
26.1Accounting policies
Salaries and benefits obligations are initially recognized at fair value, on an accrual basis.
26.2Breakdown salaries and benefits

	December,31
Description	2023	2022

Short-term benefits	473,060	478,568
Share-based payment	1,737	844
	474,797	479,412